Long -Term Debt ($365.0 Million Revolving Credit Facility) (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended						0 Months Ended
	Dec. 31, 2011	May 19, 2006 $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2010 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2008 Tranche A [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2008 Tranche A [Member] Maximum [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2008 Tranche A [Member] Minimum [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Tranche B [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 Tranche B [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2010 Tranche B [Member] Maximum [Member] $365.0 Million Revolving Credit Facility [Member]	Mar. 31, 2010 Tranche B [Member] Minimum [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] Up To The Sixth Anniversary Of The Delivery Date [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR [Member] After Sixth Anniversary Of The Delivery Date [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Tranche A [Member] $365.0 Million Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Tranche A [Member] $365.0 Million Revolving Credit Facility [Member]	May 19, 2006 2500 TEU Vessels [Member] Tranche B [Member] $365.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility		$ 365,000,000		$ 323,200,000	$ 323,566,000
Maturity date		Aug. 31, 2019				Jul. 05, 2017
Maximum borrowing capacity				$ 365,000,000					$ 258,200,000	$ 271,000,000					$ 66,600,000	$ 70,800,000
Weighted average rate of interest including the margin									1.33%	1.34%
Interest rate													0.85%	0.925%
Percentage of decrease in maximum borrowing capacity							3.50%	2.20%			3.30%	2.10%
Percentage commitment fee									0.30%
Percentage of final payment of total amounts available upon maturity of the tranche			49.00%			47.00%
Number of vessels	4																8